SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Feb. 28, 2015 item
Mr. Bangxin Zhang
Consolidation of Variable Interest Entities
Number of votes to be deducted from total issued and outstanding shares of entity held by all members, other than shares which are owned by majority shareholder for appoint or remove a director	1
Class A Common shares
Consolidation of Variable Interest Entities
Number of votes to which holders of common shares are entitled for each share held	1
Class B Common shares
Consolidation of Variable Interest Entities
Number of votes to which holders of common shares are entitled for each share held	10